PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Reconciliation [Abstract]
Carrying amount, beginning of period	$ 774,440	$ 248,311	$ 248,311
Additions	28,354		820,871
De-recognition of right-of-use assets			(210,230)
Depreciation	(27,869)	(44,314)	(84,512)
Carrying amount, end of period	774,925		774,440
Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	688,829	0	0
Additions	0		688,829
De-recognition of right-of-use assets			0
Depreciation	0		0
Carrying amount, end of period	688,829		688,829
Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	28,588	26,195	26,195
Additions	13,740		15,642
De-recognition of right-of-use assets			0
Depreciation	(8,836)		(13,249)
Carrying amount, end of period	33,492		28,588
Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period	57,023	$ 222,116	222,116
Additions	14,614		116,400
De-recognition of right-of-use assets			(210,230)
Depreciation	(19,033)		(71,263)
Carrying amount, end of period	52,604		57,023
At Cost [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	830,505
Carrying amount, end of period	858,858		830,505
At Cost [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	688,829
Carrying amount, end of period	688,829		688,829
At Cost [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	52,068
Carrying amount, end of period	65,808		52,068
At Cost [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period	89,608
Carrying amount, end of period	104,221		89,608
Accumulated Depreciation [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	(56,065)
Carrying amount, end of period	(83,933)		(56,065)
Accumulated Depreciation [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Carrying amount, end of period	0		0
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	(23,480)
Carrying amount, end of period	(32,316)		(23,480)
Accumulated Depreciation [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, beginning of period	(32,585)
Carrying amount, end of period	$ (51,617)		$ (32,585)